Document and Entity Information	Dec. 11, 2023
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 11, 2023
Entity Registrant Name	SunLink Health Systems Inc.
Entity Incorporation, State or Country Code	GA
Entity File Number	001-12607
Entity Tax Identification Number	31-0621189
Entity Address, Address Line One	900 Circle 75 Parkway
Entity Address, Address Line Two	Suite 690
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30339
City Area Code	770
Local Phone Number	933-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000096793
Common Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Shares without par value
Trading Symbol	SYY
Security Exchange Name	NYSEAMER
Right [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Preferred Share Purchase Rights
Security Exchange Name	NONE
No Trading Symbol Flag	true